Total
Hypatia Women CEO ETF
FUND SUMMARY- Hypatia Women CEO ETF
Investment Objective:
Hypatia Women CEO ETF (the “Fund”) seeks to provide capital appreciation. There is no guarantee that the Fund will meet its investment objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors purchasing or selling shares of the Fund in the secondary market may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hypatia Women CEO ETF Hypatia Women CEO ETF
Management Fees	0.85%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.85%
[1]	The Fund’s adviser provides investment advisory service, and pays most of the Fund’s operating expenses (except all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) in return for a “unitary fee.”
[2]	Estimated for the current year; amount rounds to less than 0.01%.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation agreements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Hypatia Women CEO ETF | Hypatia Women CEO ETF | USD ($)	87	275

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in exchange-traded equity securities of U.S. companies that are led by a female Chief Executive Officer. The Fund expects to be primarily invested in components of the Hypatia Women CEO Index (the “Index”). The Index tracks the performance of exchange-traded equity securities of U.S. companies that have market capitalizations of at least $500 million and are led by a female Chief Executive Officer. The Fund may also invest in exchange-traded equity securities of other U.S. companies of any market capitalization that are led by a female Chief Executive Officer. In addition, the Fund may invest up to 20% of its total assets in exchange-traded equity securities of U.S. companies with an Executive Chairperson or a Chairperson who is female.

The Adviser’s investment philosophy is that excess returns can be generated by investing in companies led by women because, given the documented structural barriers women face in advancement in corporate America, a woman that reaches the Chief Executive Officer (or equivalent) position must possess extraordinary leadership characteristics to compensate for those additional barriers to entry. The Adviser determines the particular securities in which the Fund invests, as well as the weightings of such investments within the Fund’s portfolio, using its proprietary methodology. As a result, the Fund may not always hold the same securities in the same proportions or weightings as the Index. Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, the Fund’s performance may not correlate with the performance of the Index.

The Fund’s investments in equity securities may include growth securities (shares in companies whose earnings are expected to grow more rapidly than the market), value securities (shares that the Adviser believes are trading at a lower price than their company’s intrinsic value) and companies of any size, including small-, medium-, large- and mega-capitalization companies.

The Sub-Adviser will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Sub-Adviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.

The Fund may also engage in securities lending to generate income.

Hypatia Women CEO Index (the “Index”)

The Index was created and is sponsored by Hypatia Capital Group LLC (“HCG”), the parent company of the Adviser. HCG has contracted with Wilshire Advisors LLC (the “Index Calculation Agent”) an organization that is independent of the Fund, the Adviser and the Sub-Adviser, to maintain and calculate the Index and distribute the Index values as directed by HCG. HCG determines the composition of the Index and relative weightings of the securities in the Index. The universe of eligible securities for inclusion in the Index consists of exchange-traded equity securities (common stock and REITs) of U.S. companies with market capitalizations of at least $500 million and a female Chief Executive Officer. Index components can be small-, mid,- large, and mega-capitalization companies. HCG utilizes its own proprietary research and the research of third-party data firms to identify additional issuers for inclusion in the Index. The Index is industry weighted. Industry weights match the FT Wilshire Small Cap Index industry weights. The components of the Index are equally weighted within the industries. Industry rebalancing is performed monthly. As of October 1, 2022, the Index included 115 securities with market capitalizations between approximately $509 million and $171 billion. The Adviser has adopted policies and procedures designed to address conflicts of interest between HCG’s role in the creation and maintenance of the Index and the Adviser’s role in managing the Fund.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other investments. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets or adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

●	Trading Issues. Trading in shares on the New York Stock Exhchange (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

○	In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.
○	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Securities Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small- and Mid- Cap Securities Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small and medium-sized companies typically have less experienced management, limited markets, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Large-Cap and Mega-Cap Securities Risk. The securities of large- and mega-capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large and mega market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk. The Fund’s investment strategies may not result in an increase of the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Adviser determines securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of Fund shares and failure to achieve its investment objective.

Non-Correlation Risk. The performance of the Fund and of the Index may vary for a variety of reasons, including that the Fund may not always hold the same securities, or may not hold such securities in the same proportions or weightings, as the Index. Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, it is possible that the Fund’s performance may not correlate with the performance of the Index.

Women CEO Risk. The returns on a portfolio of securities that excludes companies that are not led by female Chief Executive Officers or that do not have an Executive Chairperson or Chairperson who is female, may trail the returns on a portfolio of securities that includes such companies. Investing only in a portfolio of securities that are led by female Chief Executive Officers or that have an Executive Chairperson or Chairperson who is female may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to NAV and may face delisting.

Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, the custodian, transfer agent, distributor and other service providers and financial intermediaries (collectively “Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Gap Risk. The Fund is subject to the risk that a stock price will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Geographic Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s investments more than if the investments were not so focused.

Index Risk. Because the Fund invests primarily in components of the Index, the Fund’s investments are subject to the risks associated with changes to the Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to closely follow the Index. The Index Calculation Agent relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. In addition, the Fund is actively managed and does not track the Index and the Adviser’s investment approach may not produce the desired results and may cause the Fund to underperform the Index. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance.

Micro-Cap Companies Risk. Investments in micro-cap companies will be subject to the same risks as investments in small-cap companies. In addition, the securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments relative to larger companies.

New Adviser Risk. The Adviser has not previously managed an exchange-traded fund. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

REITs Risk. There is risk that investments in real estate investment trusts (REITs) will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Volatility Risk: The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.wceoetf.com or by calling 1-888-338-3166.